Deposits	12 Months Ended
Dec. 31, 2023
Deposits
Deposits

Note 10. Deposits

The following table presents the activity of the Company’s deposits paid:

Deposits on equipment:
Balance as of December 31, 2022	$33,273
Additions	230,397
Reclassifications to property and equipment	(78,376)
Balance as of December 31, 2023	185,294
Security deposits	29,715
Total long-term deposits	$215,009

Deposits on equipment

As of December 31, 2022, the Company had outstanding executed purchase agreements for the purchase of miners from Bitmain for a total of 5,130 S19 series miners, which were received in January 2023. During the year ended December 31, 2023, the Company reclassified the outstanding deposit of $33.3 million to property and equipment in connection with the receipt of the miners at the Rockdale Facility. See Note 7. Property and Equipment.

During the year ended December 31, 2023, the Company paid deposits and advance payments of $191.1 million to MicroBT for the purchase of miners, paid a deposit of $20.8 million to Midas for the purchase of immersion cooling systems, and paid deposits of $18.5 million for other purchases of miners from various suppliers. See Note 7. Property and Equipment.

During the year ended December 31, 2023, $12.6 million of the deposits made to MicroBT, all of the $20.8 million deposit made to Midas, and $11.7 million of the deposits for other purchases of miners were reclassified to property and equipment in connection with the receipt of the equipment.

Security deposits

During the year ended December 31, 2023, the Company paid $23.0 million as a security deposit in connection with its 215 MW increase to the long-term, fixed-price power secured under the PPA, resulting in a total of 345 MW under contract at fixed prices. See Note 8. Power Purchase Agreement.

During the year ended December 31, 2022, the Company paid approximately $4.7 million as a security deposit for the development of the Corsicana Facility, all of which remains held as a deposit as of December 31, 2023.

During the year ended December 31, 2021, the Company paid approximately $3.1 million in connection with an amended and restated Transmission/Substation Facility Extension Agreement for the construction of the Oncor-owned Delivery System facilities to serve the expansion of the Rockdale Facility, all of which has been returned to the Company as of December 31, 2023.

The Company has other security deposits totaling approximately $2.0 million for its offices and facilities, including $1.8 million associated with its ground lease.